Subsequent events - Earthquakes Centered in Kahramanmaras (Details) ₺ in Billions	Feb. 09, 2023 TRY (₺)
Earthquakes centered in Kahramanmaras | Maximum
Subsequent events
Benefits and aid provided to earthquake victims	₺ 3.5